Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Jan. 10, 2024 shares	Nov. 30, 2023 USD ($) shares	Jun. 15, 2023 USD ($) shares	Jul. 01, 2022 USD ($)	Jan. 13, 2021 USD ($) $ / shares shares	Feb. 29, 2024 shares	Dec. 31, 2023 USD ($) subsidiaries $ / shares shares	Dec. 31, 2023 USD ($) subsidiaries $ / shares shares	Dec. 31, 2023 USD ($) shares subsidiaries $ / shares	Dec. 31, 2023 USD ($) subsidiaries $ / shares shares	Dec. 31, 2023 USD ($) votingRightsPerShare subsidiaries $ / shares shares	Dec. 31, 2023 USD ($) Rate subsidiaries $ / shares shares	Dec. 31, 2022 USD ($) Rate subsidiaries shares	Dec. 31, 2021 USD ($) Rate shares
Disclosure of classes of share capital [line items]
Stock split ratio					117
Par value per share (USD per share) | $ / shares							$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Capital | $							$ 15	$ 15	$ 15	$ 15	$ 15	$ 15	$ 15
Number of shares authorised							1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Number of shares issued (in shares)							148,253,938	148,253,938	148,253,938	148,253,938	148,253,938	148,253,938	147,192,930
Lock in period of common shares							5 years
Percentage of relevant collateral shares used as a basis										50.00%
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)									148,679,965				147,226,334	135,983,968
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)									148,207,379				147,221,698	135,983,968
Equity portion of consideration, percentage							50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Number of subsidiaries with non-controlling interests | subsidiaries							2	2	2	2	2	2	1
Gross obligation under put option | $				$ 60,900				$ 79,000					$ 65,500
Share based incentive plan | $													55,490
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares) | Rate												0
Number of other equity instruments expired in share-based payment arrangement (in shares) | Rate												0
Non- controlling interests
Disclosure of classes of share capital [line items]
Share based incentive plan | $								$ 55,500					$ 55,490
Kamaroopin
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)									495,175
Performance Restricted Share Units (PSUs)
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)													600,000
Performance Restricted Share Units (PSUs) | Grant A
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)							101,408	101,408	101,408	101,408	101,408	101,408
Granted (in shares)									84,506			0	85,000	0
Number of other equity instruments to be granted subject to requirements being met (in shares)									16,902
Performance Restricted Share Units (PSUs) | Grant B
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)							357,132	357,132	357,132	357,132	357,132	357,132
Granted (in shares)									297,610			298,000	0	0
Number of other equity instruments to be granted subject to requirements being met (in shares)									59,522
Performance Restricted Share Units (PSUs) | IPO Grant
Disclosure of classes of share capital [line items]
Number of shares authorized to be issued (in shares)							410,115	410,115	410,115	410,115	410,115	410,115
Granted (in shares)									289,183			0	0	289,000
Number of other equity instruments to be granted subject to requirements being met (in shares)									120,932
Expense from share-based payment transactions with employees | $								$ 1,465					$ 731	$ 764
Share Based Incentive Plan [Member] | Grant B
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)									280,000
Pátria Investimentos Ltda. ("PILTDA")
Disclosure of classes of share capital [line items]
Capital | $							$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Number of shares outstanding							148,253,938	148,253,938	148,253,938	148,253,938	148,253,938	148,253,938
Number of shares issued (in shares)							148,253,938	148,253,938	148,253,938	148,253,938	148,253,938	148,253,938
VBI Real Estate Gestão de Carteiras S.A. (“VBI”)
Disclosure of classes of share capital [line items]
Gross obligation under put option | $								$ 5,400
Ordinary Shares
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)					1,000,000				117,000,000
Par value per share (USD per share) | $ / shares					$ 0.001
Stock issued during period, new issues | $					$ 1
Class A
Disclosure of classes of share capital [line items]
Number of shares authorised							500,000,000	500,000,000	500,000,000	500,000,000	500,000,000	500,000,000
Common stock, voting rights | votingRightsPerShare											1
Class A | IPO | Blackstone
Disclosure of classes of share capital [line items]
Number of shares outstanding							55,308,508	55,308,508	55,308,508	55,308,508	55,308,508	55,308,508
Class A
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		378,267	682,741
Stock issued upon conversion of shares							1	1	1	1	1	1
Company Class A common shares issued | $		$ 5,400	$ 10,100
Class A | Moneda | Shares Issued
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)	1,880,000
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	140,000
Class A | Igah
Disclosure of classes of share capital [line items]
Stock issued during period, shares, new issues (in shares)		379,825
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)									379,825				29,800
Class A | Employee profit sharing | Equity Incentive Program
Disclosure of classes of share capital [line items]
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)						192,000
Class B
Disclosure of classes of share capital [line items]
Number of shares authorised							250,000,000	250,000,000	250,000,000	250,000,000	250,000,000	250,000,000
Common stock, voting rights | votingRightsPerShare											10
Class B | Top of range
Disclosure of classes of share capital [line items]
Percentage of shares issued and outstanding to total number of shares outstanding							10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Class B | IPO | Patria Holdings Ltd. And Monedas Former Partners
Disclosure of classes of share capital [line items]
Number of shares outstanding							92,945,430	92,945,430	92,945,430	92,945,430	92,945,430	92,945,430
Common Shares or Shares with Preferred Rights
Disclosure of classes of share capital [line items]
Number of shares authorised							250,000,000	250,000,000	250,000,000	250,000,000	250,000,000	250,000,000
Class B
Disclosure of classes of share capital [line items]
Stock issued upon conversion of shares							0	0	0	0	0	0